Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Disclosure of Detailed Information About Cash and Cash Equivalents

	2021	2020	2019
Cash and banks (Note 22)	330,732	402,449	584,816
Short-term investments (Note 16)	2,974,967	6,202,075	2,095,224

Cash and cash equivalents	3,305,699	6,604,524	2,680,040